Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 5,218	$ 4,826
Additions:
For tax positions related to the current year	695	441
For tax positions related to prior years	358	259
Reductions:
For tax positions related to prior years	(514)	(124)
Lapse of statute of limitations	(13)	(164)
Settlements with tax authorities	(307)	(20)
Balance, end of period	5,437	5,218
Unrecognized tax benefits	5,437	5,218
Unrecognized tax benefits that would impact effective tax rate	3,600
Unrecognized tax benefits related to income tax positions on temporary differences	1,800
Accrued interest and penalties	436	914
Recognized interest and penalties benefit, net of tax	$ (385)	$ (33)